Goodwill	9 Months Ended
Jul. 31, 2019
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Goodwill

NOTE 9: GOODWILL

Goodwill by Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail[1]	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2017	$2,303	$13,693	$160	$16,156
Additions	82	–	–	82
Foreign currency translation adjustments and other	18	280	–	298

Carrying amount of goodwill as at October 31, 2018[2]	2,403	13,973	160	16,536
Additions	432	–	–	432
Foreign currency translation adjustments and other	3	35	–	38
Carrying amount of goodwill as at July 31, 2019[2]	$2,838	$14,008	$160	$17,006

[1]	Goodwill predominantly relates to U.S. personal and commercial banking.
[2]

Impairment losses for the three and nine months ended July 31, 2019 were nil (three and nine months ended July 31, 2018 – nil), and accumulated impairment as at July 31, 2019 was nil (October 31, 2018 – nil).